Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2012
Unsecured Loans Due Twenty Eleven to Twenty Eighteen Interest Rates Ranging from Zero Point Two Zero to Four Point Five Zero Percent
Debt Instrument [Line Items]
Debt weighted average interest rate, Minimum	0.20%
Debt weighted average interest rate, Maximum	4.50%
Due Twenty Twelve to Twenty Twenty Four, with interest rates ranging from Zero Point Two Three To Four Point Five Zero Percent per annum
Debt Instrument [Line Items]
Debt weighted average interest rate, Minimum	0.23%
Debt weighted average interest rate, Maximum	4.50%
Unsecured One Point Five Two Percent Bonds Due Twenty Eleven
Debt Instrument [Line Items]
Debt weighted average interest rate	1.52%
Unsecured One Point One Six Percent Bonds Due Twenty Twelve
Debt Instrument [Line Items]
Debt weighted average interest rate	1.16%
Unsecured One Point Five Two Percent Bonds Due Twenty Thirteen
Debt Instrument [Line Items]
Debt weighted average interest rate	1.52%
Unsecured One Point Five Seven Percent Bonds Due Twenty Fifteen
Debt Instrument [Line Items]
Debt weighted average interest rate	1.57%
Unsecured One Point Seven Five Percent Bonds Due Twenty Fifteen
Debt Instrument [Line Items]
Debt weighted average interest rate	1.75%
Unsecured One Point One Seven Percent Bonds Due Twenty Eleven
Debt Instrument [Line Items]
Debt weighted average interest rate	1.17%
Unsecured Zero Point Nine Five Percent Bonds Due Twenty Twelve
Debt Instrument [Line Items]
Debt weighted average interest rate	0.95%
Unsecured One Point Four Zero Percent Bonds Due Twenty Thirteen
Debt Instrument [Line Items]
Debt weighted average interest rate	1.40%
Unsecured One Point Three Zero Percent Bonds Due Twenty Fourteen
Debt Instrument [Line Items]
Debt weighted average interest rate	1.30%
Unsecured Zero Point Five Five Percent Bonds Due Twenty Sixteen
Debt Instrument [Line Items]
Debt weighted average interest rate	0.55%
Unsecured Zero Point Six Six Percent bonds, due Twenty Seventeen
Debt Instrument [Line Items]
Debt weighted average interest rate	0.66%
Unsecured Two Point Zero Zero Percent Bonds Due Twenty Eighteen
Debt Instrument [Line Items]
Debt weighted average interest rate	2.00%
Unsecured Two Point Zero Seven Percent Bonds Due Twenty Nineteen
Debt Instrument [Line Items]
Debt weighted average interest rate	2.07%
Unsecured One Point Four One Percent Bonds, Due Twenty Twenty Two
Debt Instrument [Line Items]
Debt weighted average interest rate	1.41%
Capital Lease Obligations Due Twenty Eleven to Twenty Twenty One
Debt Instrument [Line Items]
Debt weighted average interest rate, Minimum	0.03%
Debt weighted average interest rate, Maximum	9.09%
Capital Lease Obligations Due Twenty Twelve to Twenty Twenty Six
Debt Instrument [Line Items]
Debt weighted average interest rate, Minimum	0.03%
Debt weighted average interest rate, Maximum	8.74%